TREASURY SHARES AND REVERSE ADS SPLIT	12 Months Ended
Dec. 31, 2020
TREASURY SHARES AND REVERSE ADS SPLIT
TREASURY SHARES AND REVERSE ADS SPLIT

14.          TREASURY SHARES AND REVERSE ADS SPLIT

Up to December 31, 2020, the Company had repurchased an aggregate of 1,306,486 ADSs from the open market for a total consideration of $17,400, of which 438,137 ADSs had been cancelled and 868,349 ADSs were recorded as treasury stock. As of December 31, 2019 and 2020, accumulated 665,121 and 665,121 ADS of treasury stock have been reissued. On April 11, 2019, upon the execution of Amended and Restated Deposit Agreement which was agreed by AIRNET TECHNOLOGY INC. and JPMorgan Chase Bank, as depositary, 5 original ADSs is combined to 1 new ADS. The Group presents the number of ADSs by retrospectively adjusting to all periods presented. There were no repurchase or cancel of ADSs during the year ended December 31, 2020.